Related Party Transactions		9 Months Ended
	Jan. 26, 2021	Sep. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 4 — RELATED PARTY TRANSACTIONS
Founder Shares
On January 22, 2021, the Company issued 7,187,500 Class B ordinary shares to the Sponsor in consideration for the Sponsor paying certain offering and formation costs on behalf of the Company with a value of $25,000 (the “Founder Shares”). On February 12, 2021, the Company effected a
33-for-25
share split with respect to the founder shares, resulting in an aggregate of 9,487,500 founder shares issued and outstanding. On March 22, 2021, the Company effected a
35-for-33
share split with respect to the founder shares resulting in an aggregate of 10,062,500 founder shares issued and outstanding. All share and per-share
amounts have been retroactively restated to reflect the share capitalizations (see Note 7). The Founder Shares include an aggregate of up to 1,312,500 shares that are subject to forfeiture to the extent that the underwriter’s over-allotment option is not exercised in full or in part, so that the number of Founder Shares will equal 20% of the Company’s issued and outstanding ordinary shares after the Proposed Public Offering.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any Founder Shares until the earlier to occur of (i) one year after the completion of a Business Combination or (ii) the date following the completion of a Business Combination on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after a Business Combination, the Founder Shares will be released from the lockup.
Private Placement
The Sponsor has agreed to purchase 6,000,000 Private Placement Warrants (or 6,700,000 Private Placement Warrants if the over-allotment option is exercised in full) at a price of $1.50 per Private Placement Warrant, for an aggregate purchase price of $9,000,000 (or $10,050,000 if the over-allotment option is exercised in full), in a private placement that will occur simultaneously with the closing of the Proposed Public Offering. Each Private Placement Warrant is exercisable to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 6). A portion of the proceeds from the Private Placement Warrants will be added to the proceeds from the Proposed Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds of the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Warrants will expire worthless.
Promissory Note
—
Related Party
On January 22, 2021, the Company issued the Promissory Note to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $250,000. The Promissory Note is non-interest
bearing and payable on the earlier of (i) December 31, 2021 or (ii) the completion of the Proposed Public Offering. As of January 26, 2021, there were no outstanding amounts under the Promissory Note.

Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post- Business Combination entity at a price of $1.50 per warrant. Such warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of January 26, 2020, the Company had no outstanding borrowings under the Working Capital Loans.
Administrative Support Agreement
The Company will enter into an agreement, commencing on the effective date of the Proposed Public Offering, pursuant to which it will pay the Sponsor up to $10,000 per month for office space, utilities, secretarial and administrative support services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees.

Note 6 — Related Party Transactions
Founder Shares
On January 22, 2021, the Company issued
 7,187,500 Class B Ordinary Shares to the Sponsor in consideration for the Sponsor paying certain offering and formation costs on behalf of the Company with a value of $25,000. On February 12, 2021, the Company effected a
33-for-25
share split with respect to the Founder Shares, resulting in an aggregate of 9,487,500 founder shares issued and outstanding. On March 22, 2021, the Company effected a 35-for-33
share split with respect to the Founder Shares resulting in an aggregate of 10,062,500 founder shares issued and outstanding. On April 13, 2021, the underwriters exercised their full over-allotment option which resulted in 1,312,500 Founder Shares no longer being subject to forfeiture, so that the number of Founder Shares will equal 20% of the Company’s issued and outstanding ordinary shares after the IPO and exercise of the over-allotment option.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any Founder Shares until the earlier to occur of (i) one year after the completion of a Business Combination or (ii) the date following the completion of a Business Combination on which the Company completes a liquidation, merger, stock exchange or other similar transaction that results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, the Founder Shares will be released from the lockup.
Working Capital Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post- Business Combination entity at a price of $1.50 per warrant. Such warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of September 30, 2021, the Company had no outstanding borrowings under the Working Capital Loans.
Administrative Service Fee
Commencing on March 25, 2021, the Company has agreed to pay the Sponsor up to $10,000 per month for office space, secretarial and administrative services. Upon completion of the initial Business Combination or the Company’s need to disclose the three month period as well liquidation, it will cease paying these monthly fees. For the three month period from July 1, 2021 to September 30, 2021, the Company accrued $30,000 of administrative service fees in the Due to related party account on the balance sheet. For the period from January 13, 2021 (inception) to September 30, 2021, the Company has accrued $61,667 of administrative service fees in the Due to related party account on the balance sheet.